Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with disclosure requirements of the SEC regarding pay versus performance, this section presents the SEC-defined "Compensation Actually Paid." Compensation decisions made by our Compensation Committee and Board are made independently of disclosure requirements. Compensation Actually Paid should be viewed is a supplemental measure, not a replacement, of other performance measures as it relates to our compensation-setting strategy.

The following table sets forth information regarding our pay versus performance analysis for the years ended December 31, 2024 and 2023:

		Compensation Actually Paid to PEO
Year	Summary Compensation Table Total for PEO	Alan Knitowski	Russell Buyse	Michael Snavely	Stephen Chen	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On Total Shareholder Return	Net Loss (in thousands)
2024(1)	$612,427	$—	$—	$557,578	$54,849	$360,463	$366,200	$3.95	$(10,316)
2023(2)	$691,361	$—	$495,700	$282,551	$—	$475,026	$113,331	$3.12	$(52,785)
2022(3)	$619,387	$(753,170)	$43,693	$—	$—	$1,020,883	$637,383	$29.39	$(50,894)
(1)
Our PEOs during 2024 were Michael Snavely and Stephen Chen. Our non-PEO NEOs for 2024 were Chris Olive and Jeremy Kidd.
(2)
Our PEOs during 2023 were Russell Buyse and Michael Snavely. Our non-PEO NEOs for 2023 were Troy Reisner and Chris Olive.
(3)
Our PEOs during 2022 were Alan Knitowski and Russell Buyse. Our non-PEO NEOs for 2022 were Matt Lull and Chris Olive.

The following table provides a reconciliation of total compensation per our Summary Compensation Table to Compensation Actually Paid as disclosed above:

	PEO			Average Non-PEO NEO
	2024	2023	2022	2024	2023	2022
Summary compensation table total	$612,427	$691,361	$619,387	$360,463	$475,026	$1,020,883
Less:
Stock awards reported in summary compensation table	—	(219,450)	—	—	(205,820)	(770,000)
Further adjusted for:
Fair value of awards as of December 31 granted in current year, outstanding and unvested	—	65,600	—	—	37,433	386,500
Change in fair value of awards granted in prior fiscal year, outstanding and unvested	—	—	(878,849)	4,077	(172,750)	—
Fair value of awards, granted and vested in same year	—	240,740	—	—	10,645	—
Change in fair value of awards granted in prior years, but vested in current year	—	—	(450,015)	1,661	(31,202)	—
Compensation actually paid	$612,427	$778,251	$(709,477)	$366,200	$113,331	$637,383

Named Executive Officers, Footnote
(1)
Our PEOs during 2024 were Michael Snavely and Stephen Chen. Our non-PEO NEOs for 2024 were Chris Olive and Jeremy Kidd.
(2)
Our PEOs during 2023 were Russell Buyse and Michael Snavely. Our non-PEO NEOs for 2023 were Troy Reisner and Chris Olive.
(3)
Our PEOs during 2022 were Alan Knitowski and Russell Buyse. Our non-PEO NEOs for 2022 were Matt Lull and Chris Olive.

PEO Total Compensation Amount	$ 612,427	$ 691,361	$ 619,387
PEO Actually Paid Compensation Amount	$ 612,427	778,251	(709,477)
Adjustment To PEO Compensation, Footnote

The following table provides a reconciliation of total compensation per our Summary Compensation Table to Compensation Actually Paid as disclosed above:

	PEO			Average Non-PEO NEO
	2024	2023	2022	2024	2023	2022
Summary compensation table total	$612,427	$691,361	$619,387	$360,463	$475,026	$1,020,883
Less:
Stock awards reported in summary compensation table	—	(219,450)	—	—	(205,820)	(770,000)
Further adjusted for:
Fair value of awards as of December 31 granted in current year, outstanding and unvested	—	65,600	—	—	37,433	386,500
Change in fair value of awards granted in prior fiscal year, outstanding and unvested	—	—	(878,849)	4,077	(172,750)	—
Fair value of awards, granted and vested in same year	—	240,740	—	—	10,645	—
Change in fair value of awards granted in prior years, but vested in current year	—	—	(450,015)	1,661	(31,202)	—
Compensation actually paid	$612,427	$778,251	$(709,477)	$366,200	$113,331	$637,383

Non-PEO NEO Average Total Compensation Amount	$ 360,463	475,026	1,020,883
Non-PEO NEO Average Compensation Actually Paid Amount	$ 366,200	113,331	637,383
Adjustment to Non-PEO NEO Compensation Footnote

The following table provides a reconciliation of total compensation per our Summary Compensation Table to Compensation Actually Paid as disclosed above:

	PEO			Average Non-PEO NEO
	2024	2023	2022	2024	2023	2022
Summary compensation table total	$612,427	$691,361	$619,387	$360,463	$475,026	$1,020,883
Less:
Stock awards reported in summary compensation table	—	(219,450)	—	—	(205,820)	(770,000)
Further adjusted for:
Fair value of awards as of December 31 granted in current year, outstanding and unvested	—	65,600	—	—	37,433	386,500
Change in fair value of awards granted in prior fiscal year, outstanding and unvested	—	—	(878,849)	4,077	(172,750)	—
Fair value of awards, granted and vested in same year	—	240,740	—	—	10,645	—
Change in fair value of awards granted in prior years, but vested in current year	—	—	(450,015)	1,661	(31,202)	—
Compensation actually paid	$612,427	$778,251	$(709,477)	$366,200	$113,331	$637,383

Compensation Actually Paid vs. Total Shareholder Return

The following graph reflects the relationship among the compensation actually paid to our PEO(s), the average compensation paid to our non-PEO NEOs and the Company's cumulative total shareholder return (assuming an initial fixed investment of $100 on December 31, 2021) for the years ended December 31, 2024, 2023 and 2022:

Compensation Actually Paid vs. Net Income

The following graph reflects the relationship among the compensation actually paid to our PEO(s), the average compensation paid to our non-PEO NEOs and the Company's net income for the years ended December 31, 2024, 2023 and 2022:

Total Shareholder Return Amount	$ 3.95	3.12	29.39
Net Income (Loss)	(10,316)	(52,785)	(50,894)
Alan Knitowski
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	$ (753,170)
PEO Name			Alan Knitowski
Russell Buyse
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	$ 495,700	$ 43,693
PEO Name		Russell Buyse	Russell Buyse
Michael Snavely
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 557,578	$ 282,551	$ 0
PEO Name	Michael Snavely	Michael Snavely
Stephen Chen
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 54,849	$ 0	0
PEO Name	Stephen Chen
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	(219,450)	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	65,600	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(878,849)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	240,740	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(450,015)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(205,820)	(770,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	37,433	386,500
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,077	(172,750)	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	10,645	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,661	$ (31,202)	$ 0